Inventories - Schedule of inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	€ 27,619	€ 28,086
Work in progress	49,215	36,832
Finished goods	18,739	19,493
Purchased goods (third party products)	2,478	4,762
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	98,051	89,173
Less: write-down provision	(36,320)	(35,510)
INVENTORIES	€ 61,731	€ 53,663